Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related party transactions

Note 9: Related party transactions

Chesapeake Holdings Corporation, an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), owns approximately 20% of our outstanding common stock. We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$824	$1,185	$1,769	$2,462
Joint interest billings	$(2,995)	$(278)	$(3,467)	$(536)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$(836)	$(958)	$(1,459)	$(1,419)
Joint interest billings	$3,107	$1,293	$4,644	$3,059

Amounts receivable from and payable to Chesapeake at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Amounts receivable from Chesapeake	$1,353	$223
Amounts payable to Chesapeake	$339	$207

Note 10: Related party transactions

Transactions with Chesapeake Energy Corporation

Chesapeake Holdings Corporation, an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), owns approximately 20% of our outstanding common stock. We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$5,028	$6,395	$5,223
Joint interest billings	$(1,764)	$(5,111)	$(3,280)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$(2,834)	$(1,553)	$(1,454)
Joint interest billings	$4,056	$1,765	$2,728

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2011	2010
Receivable from Chesapeake	$223	$718
Payable to Chesapeake	$207	$120

Chesapeake has disclosed its intention to sell all of its equity interest in us. The sale by Chesapeake will be subject to the terms and conditions of the Stockholders Agreement described above, including the restrictions on its ability to sell its equity interest.

Transactions with CCMP

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP, and as a result of this transaction, CCMP owns approximately 36% of our total outstanding common stock. Fees and other expenses associated with the sale were $11,769, which includes $5,000 paid to CCMP for its expenses in connection with the transaction. See Note 9 for additional information regarding the sale of stock to CCMP.